Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Government grant revenue		$ 25,000	$ 100,000	$ 45,000
Operating expenses:
Research and development	434,000	506,000	1,608,000	2,036,000
General and administrative	990,000	833,000	2,992,000	4,079,000
Total operating expenses	1,424,000	1,339,000	4,600,000	6,115,000
Loss from operations	(1,424,000)	(1,314,000)	(4,500,000)	(6,070,000)
Other income (expenses)
Gain (loss) on change in the fair value of related party Tasly convertible debt	(61,000)	4,000	(311,000)	(22,000)
Interest expense	(1,230,000)	(1,080,000)	(4,424,000)	(4,283,000)
Other income (loss)	(1,000)	5,000	5,000	94,000
Total other expense, net	(1,292,000)	(1,071,000)	(4,730,000)	(4,211,000)
Net loss and comprehensive loss	$ (2,716,000)	$ (2,385,000)	$ (9,230,000)	$ (10,281,000)
Net loss per share, basic (in Dollars per share)	$ (0.48)	$ (0.43)	$ (1.65)	$ (1.84)
Net loss per share, diluted (in Dollars per share)	$ (0.48)	$ (0.43)	$ (1.65)	$ (1.84)
Weighted-average common shares outstanding, basic (in Shares)	5,604,651	5,601,651	5,604,651	5,600,741
Weighted-average common shares outstanding, diluted (in Shares)	5,604,651	5,601,651	5,604,651	5,600,741
Income tax provision
Northview Acquisition Corporation
Operating expenses:
Loss from operations	$ (583,581)	$ (470,841)	(1,351,038)	(1,508,683)
Other income (expenses)
Interest income earned on cash held in Trust Account	79,925	116,664	425,416	2,248,538
Change in fair value of convertible promissory note	(225,330)	60,077	(7,165,953)	177,697
Change in fair value of securities purchase agreement	(23,487)
Change in fair value of warrant liabilities	(348,085)	(504,723)	(539,531)	701,148
Total other expense, net	(516,977)	(327,982)	(7,280,068)	3,127,383
Net loss and comprehensive loss	$ (1,119,910)	$ (820,277)	$ (8,711,619)	$ 1,161,910
Net loss per share, basic (in Dollars per share)	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Net loss per share, diluted (in Dollars per share)	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Weighted-average common shares outstanding, basic (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750
Weighted-average common shares outstanding, diluted (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750
(Loss) income before provision for income tax	$ (1,100,558)	$ (798,823)	$ (8,631,106)	$ 1,618,700
Income tax provision	$ (19,352)	$ (21,454)	$ (80,513)	$ (456,790)
Basic weighted average shares outstanding, common stock subject to possible redemption (in Shares)	657,910	828,228	747,644	4,866,356
Diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	657,910	828,228	747,644	4,866,356
Basic net (loss) income per share, common stock subject to possible redemption (in Dollars per share)	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Diluted net (loss) income per share, common stock subject to possible redemption (in Dollars per share)	$ (0.19)	$ (0.14)	$ (1.47)	$ 0.12
Formation and operating costs	$ 583,581	$ 470,841	$ 1,351,038	$ 1,508,683